VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2024
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of sale leaseback transactions
The following table gives a summary of our sole sale and leaseback arrangement, including the repurchase option and obligation as of December 31, 2024:

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	Next repurchase option (in $ millions)	Date of next repurchase option	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
FLNG Hilli	June 2018	CSSC entity	1,200.0	15 years	421.0	June 2028	207.9	June 2033

Summary of the bareboat charter rates per day based on Base Interest Rate for the next five years
A summary of our payment obligations (excluding the repurchase option and obligation) under the bareboat charter with our sole lessor VIE as of December 31, 2024, are shown below:

(in thousands of $)	2025	2026	2027	2028	2029	2030+
FLNG Hilli (1)	82,878	79,701	76,615	73,348	70,172	206,209
(1) The payment obligations above include variable rental payments due under the lease based on assumed SOFR plus a margin.

Schedule of assets and liabilities of lessor VIEs
The assets and liabilities of the VIE that most significantly impact our consolidated balance sheets as of December 31, 2024 and 2023, are as follows:

(in thousands of $)	2024	2023
Assets
Restricted cash and short-term deposits (note 15)	17,472	18,085

Liabilities
Accrued expenses (note 22)	(12,244)	(3,334)
Other non-current liabilities (note 24)	(184,000)	—
Debt:
Current portion of long-term debt and short-term debt (1)	(278,551)	(299,576)
Long-term debt (1)	(33,432)	(93,617)
Total debt	(311,983)	(393,193)
(1) Where applicable, these balances are net of deferred finance charges (note 21).
The most significant impact of the VIE’s operations on our consolidated statements of operations, consolidated statements of changes in equity and consolidated statements of cash flows, for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in thousands of $)	2024	2023	2022
Continuing operations
Statement of operations
Other financial items, net (note 10)	4,997	—	—
Interest expense	19,989	11,015	8,406

Statement of cash flows
Net debt repayments	(82,804)	(98,242)	(123,554)
Net debt receipts	1,145	—	20,640
Financing costs paid	—	(3,158)	—

Discontinued operations
Statement of operations
Interest expense	—	—	3,814
The assets and liabilities of Hilli LLC (1) that most significantly impacted our consolidated balance sheet as of December 31, 2023, are as follows:

(in thousands of $)	2023
Balance sheet
Current assets	70,461
Non-current assets	1,212,922
Current liabilities	(342,480)
Non-current liabilities	(125,094)
(1) As Hilli LLC is the primary beneficiary of the lessor VIE (see above) the Hilli LLC balances include the lessor VIE.

The most significant impacts of the Hilli LLC operations on our consolidated statements of operations, consolidated statements of changes in equity and consolidated statements of cash flows, for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in thousands of $)	2024 (1)	2023	2022
Statement of operations
Liquefaction services revenue	224,959	245,418	213,970
Realized and unrealized gain/(loss) on oil and gas derivative instruments	39,226	(84,751)	520,997

Statement of changes in equity
Additional paid-in capital	1,883	(251,249)	—
Non-controlling interest	(59,436)	34,309	—

Statement of cash flows
Reacquisition of common units in Hilli LLC	(59,919)	(100,047)	—
Net debt repayments	(82,804)	(98,242)	(123,554)
Net debt receipts	1,145	—	20,640
Financing costs paid	—	(3,158)	—
Cash dividends paid	(11,245)	(23,449)	(55,169)
(1) The amounts above presents the full-year impact of the lessor VIE's operations for the year ended December 31, 2024, rather than a prorated amount through December 23, 2024, the effective date when the entity ceased to be a VIE.
The assets and liabilities of Gimi MS that most significantly impacted our consolidated balance sheet as of December 31, 2024 and 2023, are as follows:

(in thousands of $)	2024	2023
Balance sheet
Current assets	139,911	17,359
Non-current assets	1,795,646	1,702,148
Current liabilities	(186,149)	(168,370)
Non-current liabilities	(602,819)	(585,678)

The most significant impacts of Gimi MS VIE’s operations on our consolidated statement of cash flows, for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in thousands of $)	2024	2023	2022
Statement of cash flows
Additions to asset under development	204,997	308,093	267,421
Capitalized financing costs	(1,251)	(1,780)	(2,748)
Net debt receipts	70,000	95,000	125,000
Net debt repayments	(29,167)	—	—
Proceeds from subscription of equity interest	45,206	80,021	39,275